Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
Schedule of goodwill

	Goodwill for the Years Ended December 31,
	2012	2011	2010
Balance as of January 1:
Goodwill	$2,038	$2,038	$2,038
Accumulated impairment loss	(1,714)	(1,714)	(924)
	324	324	1,114
Impairments *	0	0	(790)
Goodwill	2,038	2,038	2,038
Accumulated impairment losses	(1,714)	(1,714)	(1,714)
Balance as of December 31:	$324	$324	$324

*  See Notes 2 and 4 for further information.